Commitments and Contingencies - Bitfufu (Details) $ in Millions	1 Months Ended
	Jul. 31, 2021	Sep. 30, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Number of machines committed to purchase	60,000
Purchase obligation		$ 305.7
Deposits for mining equipment		$ 107.0